Leases	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
LEASES

Note 9 — LEASES

Finance leases as lessee

As of December 31, 2023 and 2024, the Company has finance leases on its consolidated balance sheets for hire purchase of motor vehicle and lease of office equipment.

The following table shows finance lease liabilities and the associated financial statement line items:

	As of December 31,
	2023	2023	2024
	S$	S$	$
Liabilities
Finance lease liabilities – current	62,778	45,032	32,961
Finance lease liabilities – non-current	73,173	80,476	58,905
Total	135,951	125,508	91,866

As of December 31, 2023 and 2024, “Right-of-use assets, net” consisted of the following:

	As of December 31,
	2023	2024	2024
	S$	S$	$
Motor vehicles under hire purchase	230,334	183,073	134,003
Leased office equipment	73,830	71,434	52,286
Less: Accumulated amortization	(186,084)	(135,482)	(99,168)
Right-of-use assets (finance lease), net	118,080	119,025	87,121

Information related to finance lease activities during the periods are as follows:

	For the Years Ended December 31,
	2023	2024	2024
	S$	S$	$
Finance lease expenses
Amortization	62,346	52,031	38,084
Interest of financing lease liabilities	8,877	8,267	6,051

Future finance lease payments as of December 31, 2024 are detailed as follows:

Finance leases	S$	$
2025	50,172	36,724
2026	44,846	32,825
2027	29,388	21,511
2028 and hereafter	10,249	7,502
Total future lease payment	134,655	98,562
Less: Imputed interest	(9,147)	(6,696)
Present value of finance lease liabilities	125,508	91,866
Less: Current portion	(45,032)	(32,961)
Long-term potion of finance lease liabilities	80,476	58,905

The following table shows the weighted-average lease terms and discount rates for finance leases:

	As of December 31,
	2023	2024
Weighted average remaining lease term (Years)
Finance leases	2.70	2.91

Weighted average discount rate (%)
Finance leases	5.67	5.21

Operating leases as lessee

As of December 31, 2023 and 2024, the Company has presented the operating leases of the leased buildings in its consolidated balance sheet.

The following table shows operating lease liabilities and the associated financial statement line items:

	As of December 31,
	2023	2024	2024
	S$	S$	$
Liabilities
Operating lease liabilities – current	136,566	170,776	125,001
Operating lease liabilities – non-current	42,217	96,921	70,942
Total	178,783	267,697	195,943

As of December 31, 2023 and 2024, “Right-of-use assets, net” consisted of the following:

	As of December 31,
	2023	2024	2024
	S$	S$	$
Leasehold buildings	518,964	717,262	525,005
Less: Accumulated amortization	(341,870)	(445,607)	(326,165)
Right-of-use assets (operating lease), net	177,094	271,655	198,840

Information related to operating lease activities during the periods are as follows:

	For the Years Ended December 31,
	2022	2023	2024	2024
	S$	S$	S$	$
Operating lease expenses
Amortization	117,878	129,675	173,256	126,816
Interest of operating lease liabilities	9,953	7,157	6,576	4,813

Future operating lease payments as of December 31, 2024 are detailed as follows:

Operating leases	S$	$
2025	176,613	129,273
2026	98,171	71,857
2027 and hereafter	—	—
Total future lease payment	274,784	201,130
Less: Imputed interest	(7,087)	(5,187)
Present value of operating lease liabilities	267,697	195,943
Less: Current portion	(170,776)	(125,001)
Long-term potion of operating lease liabilities	96,921	70,942

The following table shows the weighted-average lease terms and discount rates for operating leases:

	As of December 31,
	2023	2024
Weighted average remaining lease term (Years)
Operating leases	1.35	1.56

Weighted average discount rate (%)
Operating leases	3.75	3.42